Equity Transaction with Non-controlling Interests - Additional Information (Detail) $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
	May 31, 2020 USD ($)	Dec. 31, 2021 TWD ($) shares	Sep. 30, 2020 $ / shares	Jul. 31, 2019 USD ($) $ / shares	Jul. 31, 2018 TWD ($) $ / shares	Dec. 31, 2021 TWD ($) $ / shares shares	Dec. 31, 2019 TWD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 01, 2021 TWD ($)	Dec. 01, 2021 USD ($)	Sep. 30, 2021 ¥ / shares	Sep. 01, 2021 TWD ($)	Sep. 01, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Sep. 01, 2020 TWD ($) shares	Jul. 31, 2019 TWD ($)	Jul. 01, 2019 TWD ($) shares
USI Enterprise Limited ("USIE") [member]
Increase (decrease) in capital surplus		$ 2,093,787				$ 2,093,787		$ 75,479	$ 47,171	$ 1,700				$ 2,760,175	$ 780,533		$ 1,625,448
Number of shares approved for repurchase | shares		9,137				9,137		9,137							10,308		7,378
Shares repurchase price per share | $ / shares			$ 19.47	$ 14.30		$ 17.20
USI Enterprise Limited ("USIE") [member] | Bottom of range [member]
Percentage of increase in shareholdings		95.85%	95.00%	95.42%
USI Enterprise Limited ("USIE") [member] | Top of range [member]
Percentage of increase in shareholdings		100.00%	99.62%	98.72%
ASEN [member]
Increase (decrease) in capital surplus																$ 2,650,950
Amount of shares transferred																$ 97,748
Percentage of shareholdings				30.00%
Amount of shareholdings				$ 162,870
ASEN [member] | Bottom of range [member]
Percentage of increase in ownership				70.00%
ASEN [member] | Top of range [member]
Percentage of increase in ownership				100.00%
USI INC [member]
Increase (decrease) in capital surplus					$ 142
Ordinary shares outstanding acquired price | $ / shares					$ 18
USISH [Member]
Increase (decrease) in capital surplus		$ 436,927				$ 436,927	$ 334,719	$ 15,751				$ 11,277	$ 407
Number of shares approved for repurchase | shares		16,042				16,042	13,037	16,042
USISH [Member] | Bottom of range [member]
Percentage of increase in shareholdings							74.60%
Par value per share | ¥ / shares											¥ 13.86
USISH [Member] | Top of range [member]
Percentage of increase in shareholdings							77.70%
Par value per share | ¥ / shares											¥ 14.95
ASEEE [member]
Increase (decrease) in capital surplus																	$ 128,805
Percentage of ShareHolding Held				100.00%
USIPL [Member]
Increase (decrease) in capital surplus														$ 13,502
Amount of shareholdings	$ 24,500
Percentage of shareholdings	40.00%
USIPL [Member] | Bottom of range [member]
Percentage of increase in ownership	60.00%
USIPL [Member] | Top of range [member]
Percentage of increase in ownership	100.00%